Accounts receivable	6 Months Ended
Jun. 30, 2023
Credit Loss [Abstract]
Accounts receivable

Note  9.               Accounts receivable

The breakdown of the accounts receivable balance is detailed below:

	As at June 30,	As at December 31,
USD'000	2023 (unaudited)	2022
Trade accounts receivable	3,520	2,269
Allowance for doubtful accounts	(50)	(50)
Accounts receivable from underwriters, promoters, and employees	1	—
Total accounts receivable net of allowance for doubtful accounts	3,471	2,219